Related Party Transactions - (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 81,237		$ 103,435	$ 123,044
Seahawk LSA [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Debt Issuer		Debt Issuer
Related Party Transaction, Description of Transaction	In 2019, the Company raised and converted $18.4 million from prior debt into new, outstanding debt and issued 13.5 million warrants to purchase Legacy BlackSky common stock.		In 2019, the Company raised and converted $18.4 million from the Seahawk LSA into the Intelsat Facility as outstanding debt and issued 13.5 million warrants to purchase common stock.
Long-term Debt, Gross	$ 19,198		$ 19,198	18,446
Intelsat [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Debt Issuer		Debt Issuer
Related Party Transaction, Description of Transaction	In 2019, the Company entered into a term loan facility for $50.0 million and issued 20.2 million warrants to purchase Legacy BlackSky common stock.		In 2019, the Company entered into a term loan facility with Intelsat Facility for $50.0 million and issued 20.2 million warrants to purchase common stock.
Long-term Debt, Gross	$ 52,039		$ 52,039	50,000
Jason And Marian Joh Andrews [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	The former co-founders and employees of Legacy BlackSky		The Former Co-founders and employees of BlackSky
Related Party Transaction, Description of Transaction	In 2018, the Company executed the notes totaling $12.5 million to repurchase an aggregate 11.5 million of Legacy BlackSky common stock shares.		In 2018, the Company executed the Andrew’s Notes worth $12.5 million in total to repurchase an aggregate 11.5 million of common stock shares, which were not exchanged for Osprey shares at the time of the merger.
Long-term Debt, Gross	$ 10,000		$ 12,500	12,500
LeoStella [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Joint Venture		Joint Venture
Related Party Transaction, Description of Transaction		Design, development and manufacture of multiple satellites	In 2018, the Company formed LeoStella and, pursuant to the terms and conditions of the joint venture agreement, the Company has two designated members of LeoStella’s Board of Directors. As described in Note 6, the Company and LeoStella executed an SPC to design, develop and manufacture multiple satellites for the Company’s geospatial business operations.
Repayments of Related Party Debt	$ 15,060	$ 8,205	$ 8,205	23,315
Due to Related Parties	$ 0		8,012	11,460
Palantir Technologies [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Strategic Partner
Related Party Transaction, Description of Transaction		Multi-year software subscription agreement for $8.0 million
Repayments of Related Party Debt	$ 375	$ 0
Due to Related Parties	$ 0		$ 0
X-Bow [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Equity Method Investee		Equity Method Investee
Related Party Transaction, Description of Transaction		In 2017, the Company received stock in X-Bow. As of September 30, 2021, the Company had a 17.9% investment in X-Bow and had one Board seat. As described in Note 7, the Company has engaged X-Bow to develop a rocket for the Company.	In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with X-Bow. As of December 31, 2020, the Company has a 20.6% interest in X-Bow and has one Board seat. As described in Note 6, the Company has engaged X-Bow to develop a rocket for the Company.
Repayments of Related Party Debt	$ 1,865	$ 3,079	$ 4,079	$ 114
Due to Related Parties	$ 0		$ 750